UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                              The TS&W Portfolios
                                P.O. Box 219009
                           Kansas City, MO 64121-9009
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-4TSW-FUN

                    DATE OF FISCAL YEAR END: APRIL 30, 2005

                    DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                        TS&W EQUITY PORTFOLIO
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.4%
--------------------------------------------------------------------------------
                                                     SHARES            VALUE
                                                -------------     -------------
ADVERTISING -- 1.5%
    Omnicom Group                                      10,150       $   731,003
                                                                    -----------
AEROSPACE & DEFENSE -- 2.4%
    Lockheed Martin                                    21,900         1,160,481
                                                                    -----------
APPAREL/TEXTILES -- 1.4%
    VF                                                 13,450           672,634
                                                                    -----------
BANKS -- 7.2%
    Bank of America                                     8,350           709,833
    PNC Financial Services Group                       16,700           845,020
    Wachovia                                           22,100           979,251
    Wells Fargo                                        16,500           947,265
                                                                    -----------
                                                                      3,481,369
                                                                    -----------
BASIC INDUSTRIES -- 1.5%
    Republic Services                                  25,000           715,000
                                                                    -----------
CHEMICALS -- 3.5%
    Air Products & Chemicals                           18,600           962,550
    Praxair                                            18,550           731,797
                                                                    -----------
                                                                      1,694,347
                                                                    -----------
COMPUTERS & SERVICES -- 7.2%
    First Data                                         28,100         1,253,541
    Hewlett-Packard                                    51,130         1,030,269
    Microsoft                                          43,100         1,226,626
                                                                    -----------
                                                                      3,510,436
                                                                    -----------
DRUGS -- 2.1%
    Pfizer                                             31,500         1,006,740
                                                                    -----------
FINANCIAL SERVICES -- 3.2%
    Citigroup                                          23,466         1,034,616
    Merrill Lynch                                      10,825           538,219
                                                                    -----------
                                                                      1,572,835
                                                                    -----------
FOOD, BEVERAGE & TOBACCO -- 2.8%
    Nestle ADR                                         21,350         1,364,256
                                                                    -----------
GAS/NATURAL GAS -- 5.6%
    KeySpan                                            33,600         1,209,264
    Sempra Energy                                      42,100         1,505,075
                                                                    -----------
                                                                      2,714,339
                                                                    -----------
INSURANCE -- 8.9%
    Allstate                                           23,900         1,125,212
    Chubb                                               9,550           656,849
    Metlife                                            35,600         1,269,852
    St. Paul Travelers                                 34,212         1,268,239
                                                                    -----------
                                                                      4,320,152
                                                                    -----------
MANUFACTURING -- 3.8%
    General Electric                                   55,150         1,833,738
                                                                    -----------
MEDICAL PRODUCTS & SERVICES -- 3.5%
    Becton Dickinson                                   21,300         1,005,999

THE ADVISORS' INNER CIRCLE FUND                        TS&W EQUITY PORTFOLIO
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                  SHARES/FACE
                                                     AMOUNT            VALUE
                                                -------------     -------------
MEDICAL PRODUCTS & SERVICES -- CONTINUED
    Laboratory Corp Of America Holdings*               18,000       $   704,880
                                                                    -----------
                                                                      1,710,879
                                                                    -----------
METALS & MINING -- 1.0%
    Rio Tinto ADR                                       4,500           471,915
                                                                    -----------
PAPER & PAPER PRODUCTS -- 4.2%
    Kimberly-Clark                                     22,950         1,470,407
    Sappi                                              38,400           559,872
                                                                    -----------
                                                                      2,030,279
                                                                    -----------
PETROLEUM & FUEL PRODUCTS -- 9.9%
    Anadarko Petroleum                                 26,000         1,554,540
    BP*                                                30,050         1,693,618
    ChevronTexaco                                      16,384         1,567,130
                                                                    -----------
                                                                      4,815,288
                                                                    -----------
PHARMACEUTICALS -- 2.5%
    Abbott Laboratories                                30,950         1,217,883
                                                                    -----------
PRINTING & PUBLISHING -- 2.4%
    Gannett                                            14,300         1,188,902
                                                                    -----------
RETAIL -- 7.5%
    CVS                                                30,550         1,279,129
    Darden Restaurants                                 45,900           979,047
    Dollar Tree Stores*                                26,700           718,497
    Target                                             15,300           667,080
                                                                    -----------
                                                                      3,643,753
                                                                    -----------
STEEL & STEEL WORKS -- 2.6%
    Nucor                                              15,100         1,263,115
                                                                    -----------
TELEPHONES & TELECOMMUNICATIONS -- 4.4%
    SBC Communications                                 47,000         1,190,980
    Verizon Communications                             25,250           973,135
                                                                    -----------
                                                                      2,164,115
                                                                    -----------
TOYS & GAMES -- 1.4%
    Mattel                                             39,600           693,792
                                                                    -----------
TRANSPORTATION SERVICES -- 4.9%
    Burlington Northern Santa Fe                       43,000         1,525,640
    Norfolk Southern                                   32,200           859,418
                                                                    -----------
                                                                      2,385,058
                                                                    -----------

    TOTAL COMMON STOCK
        (Cost $39,037,371)                                           46,362,309
                                                                    -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.5%
--------------------------------------------------------------------------------
    Morgan Stanley Dean Witter, 1.00%,
        dated 07/30/04, to be repurchased
        on 08/02/04, repurchase price
        $2,187,778 (collateralized by
        U.S. Treasury Obligations, with a
        total market value $2,231,366)             $2,187,596       $ 2,187,596
                                                                    -----------

    Total Repurchase Agreement
        (Cost $2,187,596)                                           $ 2,187,596
                                                                    -----------

THE ADVISORS' INNER CIRCLE FUND                        TS&W EQUITY PORTFOLIO
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    TOTAL INVESTMENTS -- 99.9%
        (Cost $41,224,967)+                                          48,549,905
                                                                    -----------

    OTHER ASSETS AND LIABILITIES, NET -- 0.1%                            47,977
                                                                    -----------

    TOTAL NET ASSETS -- 100.0%                                      $48,597,882
                                                                    ===========

       * NON-INCOME PRODUCING SECURITY
     ADR AMERICAN DEPOSITARY RECEIPT
       + AT JULY 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $41,224,967, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,869,616 AND $544,678, RESPECTIVELY.

FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



TSW-QH-001-0100

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 37.9%
--------------------------------------------------------------------------------

                                                  FACE AMOUNT          VALUE
                                                -------------     -------------
AUTOMOTIVE -- 1.5%
General Motors
        8.250%, 07/15/23                            $ 450,000       $   467,565
                                                                    -----------
BANKS -- 1.0%
BB&T
        5.200%, 12/23/15                              315,000           306,962
                                                                    -----------
COMPUTERS & SERVICES -- 1.8%
Hewlett-Packard
        7.150%, 06/15/05                              435,000           452,693
International Business Machines
        5.875%, 11/29/32                              100,000            98,565
                                                                    -----------
                                                                        551,258
                                                                    -----------
ELECTRICAL SERVICES -- 4.0%
Dominion Resources, Ser A
        8.125%, 06/15/10                              300,000           349,332
General Electric Capital, Ser A, MTN
        6.750%, 03/15/32                              530,000           578,693
Peco Energy
        3.500%, 05/01/08                              300,000           295,939
                                                                    -----------
                                                                      1,223,964
                                                                    -----------
FINANCIAL SERVICES -- 11.2%
Countrywide Home Loan, Ser L, MTN
        2.875%, 02/15/07                              475,000           467,901
Credit Suisse First Boston
        6.125%, 11/15/11                              600,000           637,487
International Lease Finance
        4.500%, 05/01/08                              260,000           265,850
Metlife
        5.000%, 11/24/13                              600,000           587,864
Morgan Stanley
        4.750%, 04/01/14                              310,000           289,567
National Rural Utilities
        6.000%, 05/15/06                              240,000           252,371
SLM, Ser A, MTN
        5.000%, 10/01/13                              525,000           511,604
Washington Mutual
        4.375%, 01/15/08                              425,000           431,267
                                                                    -----------
                                                                      3,443,911
                                                                    -----------
FOOD, BEVERAGE & TOBACCO -- 0.6%
Anheuser-Busch
        5.950%, 01/15/33                              180,000           181,226
                                                                    -----------
INSURANCE -- 0.3%
Allstate
        3.500%, 07/30/07                              100,000            99,696
                                                                    -----------
METALS -- 1.5%
Alcoa
        6.000%, 01/15/12                              425,000           453,518
                                                                    -----------

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                  FACE AMOUNT          VALUE
                                                -------------     -------------
MISCELLANEOUS BUSINESS SERVICES -- 1.9%
EOP Operating
        6.763%, 06/15/07                            $ 536,000       $   577,540
                                                                    -----------
PETROLEUM & FUEL PRODUCTS -- 2.7%
Anadarko Finance, Ser B
        7.500%, 05/01/31                              400,000           462,202
Conoco
        6.950%, 04/15/29                              335,000           372,688
                                                                    -----------
                                                                        834,890
                                                                    -----------
RETAIL -- 3.9%
Lowe's
        8.250%, 06/01/10                              548,000           653,179
Target
        4.000%, 06/15/13                              575,000           533,327
                                                                    -----------
                                                                      1,186,506
                                                                    -----------
SECURITIES BROKERAGE/DEALERS -- 1.6%
Goldman Sachs
        5.250%, 04/01/13                              265,000           262,075
        4.125%, 01/15/08                              240,000           241,946
                                                                    -----------
                                                                        504,021
                                                                    -----------
TELEPHONES & TELECOMMUNICATIONS -- 4.6%
SBC Communications
        5.750%, 05/02/06                              690,000           721,475
Verizon New England
        6.500%, 09/15/11                              650,000           700,628
                                                                    -----------
                                                                      1,422,103
                                                                    -----------
TRANSPORTATION -- 1.3%
CSX
        8.100%, 09/15/22                              335,000           391,934
                                                                    -----------

    TOTAL CORPORATE OBLIGATIONS
        (Cost $11,719,556)                                           11,645,094
                                                                    -----------

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 34.1%
--------------------------------------------------------------------------------
                                                  FACE AMOUNT          VALUE
                                                -------------     -------------
Federal Home Loan Mortgage Corporation Gold
        6.500%, 03/01/32                            $ 486,411       $   510,308
        6.500%, 12/01/32                              677,676           709,093
        6.000%, 12/01/32                              200,171           205,537
        6.000%, 07/01/33                              595,652           611,619
        6.000%, 11/01/33                              602,392           618,331
        6.000%, 11/01/33                              660,917           678,404
Federal National Mortgage Association
        6.000%, 02/01/14                              436,247           456,482
        6.000%, 09/01/17                              396,322           414,101
        5.500%, 07/01/18                              279,108           287,194
        5.500%, 11/01/18                              571,723           586,937
        5.500%, 04/01/33                              832,072           836,232
        5.500%, 09/01/33                              667,526           670,804
        5.500%, 09/01/33                              897,562           901,971
        5.000%, 09/01/18                              818,268           825,428
        5.000%, 06/01/33                              306,187           299,437
        5.000%, 07/01/33                              840,711           822,176
Government National Mortgage Association
        6.000%, 11/15/31                              533,589           550,093
        4.586%, 09/16/29                              520,000           508,526
                                                                    -----------

    TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
        (Cost $10,531,376)                                           10,492,673
                                                                    -----------
--------------------------------------------------------------------------------
OTHER MORTGAGE-BACKED OBLIGATIONS -- 11.7%
--------------------------------------------------------------------------------
Bank One Issuance Trust, Ser 2002-A2,  Cl A2
        4.160%, 01/15/08                              685,000           695,289
Chase Manhattan Auto Owner Trust, Ser 2003-C, Cl A3
        2.260%, 11/15/07                              450,000           447,097
Credit Suisse First Boston Mortgage Securities,
        Ser 2001-CK1, Cl A2
        6.250%, 12/16/35                              425,000           454,178
JP Morgan Chase Commercial Mortgage, Ser 2003-CB7,
        Cl A3
        4.449%, 01/12/38                              410,000           403,159
LB-UBS Commercial Mortgage Trust , Ser 2004-C2,
        Cl A2
        3.246%, 03/15/29                              325,000           311,917
LB-UBS Commercial Mortgage Trust, Ser 2002-C7,
        Cl A2
        3.899%, 12/15/26                              415,000           414,666
Residential Asset Securitization Trust, Ser 2003-A6,
        Cl A1
        4.500%, 07/25/33                              481,704           478,176
Saxon Asset Securities Trust, Ser 2003-3, Cl AF2
        2.820%, 12/25/33                              400,000           399,220
                                                                    -----------

    TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
        (Cost $3,654,712)                                             3,603,702
                                                                    -----------

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.0%
--------------------------------------------------------------------------------
                                                  FACE AMOUNT          VALUE
                                                -------------     -------------
Federal Home Loan Bank
        3.165%, 07/27/07                            $ 450,000       $   446,304
Federal Home Loan Mortgage Corporation Gold
        2.625%, 08/17/06                              500,000           496,902
        2.250%, 12/15/05                              475,000           471,103
Federal National Mortgage Association
        6.000%, 05/15/11                              350,000           379,025
        5.500%, 02/15/06                              350,000           365,037
                                                                    -----------

    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $2,157,934)                                             2,158,371
                                                                    -----------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 5.1%
--------------------------------------------------------------------------------
United States Treasury Bond
        5.375%, 02/15/31                              210,000           215,086
United States Treasury Notes
        4.625%, 05/15/06                              315,000           326,197
        4.250%, 08/15/13                              240,000           236,794
        3.500%, 11/15/06                              470,000           476,903
        3.125%, 05/15/07                              300,000           300,938
                                                                    -----------

    TOTAL U.S. TREASURY OBLIGATIONS
        (Cost $1,569,860)                                             1,555,918
                                                                    -----------
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BOND -- 1.8%
--------------------------------------------------------------------------------
State of Wisconsin, Wisconsin State General
    Revenue Authority, RB
        5.200%, 05/01/18                              550,000           545,187
                                                                    -----------

    TOTAL TAXABLE MUNICIPAL BOND
        (Cost $584,785)                                                 545,187
                                                                    -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.8%
--------------------------------------------------------------------------------
    Morgan Stanley Dean Witter, 1.000%,
        dated 07/30/04, to be repurchased on
        08/02/04, repurchase price $565,484
        (collateralized by U.S. Treasury Bond,
        with a total market value $576,750)           565,437           565,437
                                                                    -----------

      Total Repurchase Agreement
          (Cost $565,437)                                               565,437
                                                                    -----------

    TOTAL INVESTMENTS -- 99.4%
        (Cost $30,783,660)+                                          30,566,382
                                                                    -----------

    OTHER ASSETS AND LIABILITIES, NET -- 0.6%                           190,237
                                                                    -----------

    TOTAL NET ASSETS -- 100.0%                                      $30,756,619
                                                                    ===========
      CL CLASS
     MTN MEDIUM TERM NOTE
      RB REVENUE BOND
     SER SERIES
       + AT JULY 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $30,783,660, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $196,623 AND $413,901, RESPECTIVELY.

FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


TSW-QH-001-0100

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
FOREIGN COMMON STOCK -- 92.8%
--------------------------------------------------------------------------------
                                                     SHARES            VALUE
                                                -------------     -------------
AUSTRALIA -- 1.4%
    Brambles Industries                               233,000       $   972,493
                                                                    -----------
FINLAND -- 2.0%
    Huhtamaki                                          60,000           796,052
    Nokia ADR                                          44,600           518,252
                                                                    -----------
                                                                      1,314,304
                                                                    -----------
FRANCE -- 7.1%
    AXA                                                58,200         1,196,093
    BNP Paribas                                        16,800           978,552
    Total                                               8,200         1,592,417
    Valeo                                              24,003           975,033
                                                                    -----------
                                                                      4,742,095
                                                                    -----------
GERMANY -- 10.5%
    Adidas-Salomon                                     10,300         1,225,064
    Deutsche Bank                                      13,900           966,441
    E.ON                                               15,000         1,067,250
    Hannover Rueckversicherung                         20,800           661,113
    Linde                                              15,000           814,473
    Schering                                           22,500         1,264,509
    T-Online International                             94,100         1,058,145
                                                                    -----------
                                                                      7,056,995
                                                                    -----------
HONG KONG -- 6.8%
    China Mobile Hong Kong                            399,000         1,158,657
    CNOOC                                              32,400         1,556,172
    Denway Motors                                   2,278,000           854,266
    Li & Fung                                         696,000           963,711
                                                                    -----------
                                                                      4,532,806
                                                                    -----------
ITALY -- 4.8%
    ENI                                                65,700         1,352,602
    Merloni Elettrodomestici                           30,000           525,524
    Telecom Italia, Savings Shares                    611,337         1,313,795
                                                                    -----------
                                                                      3,191,921
                                                                    -----------
JAPAN -- 13.9%
    East Japan Railway                                    200         1,089,229
    Nomura Holdings                                   100,000         1,370,957
    NTT DoCoMo                                            570           992,149
    Ricoh                                              59,000         1,148,715
    Rohm                                                8,000           855,592
    Sony                                               26,300           922,641
    Suzuki Motor                                       87,000         1,545,556
    Toppan Printing                                    58,000           579,714
    Toray Industries                                  175,000           829,034
                                                                    -----------
                                                                      9,333,587
                                                                    -----------
NETHERLANDS -- 3.5%
    ING Groep                                          55,356         1,284,933
    Koninklijke Philips Electronics                    43,700         1,059,618
                                                                    -----------
                                                                      2,344,551
                                                                    -----------

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                     SHARES            VALUE
                                                -------------     -------------
SOUTH AFRICA -- 0.8%
    Sappi                                              40,000       $   568,392
                                                                    -----------
SOUTH KOREA -- 1.5%
    Samsung Electronics                                 2,794           996,236
                                                                    -----------
SPAIN -- 4.7%
    Banco Santander Central Hispano                    68,000           646,762
    Endesa                                             54,500           992,103
    Repsol                                             71,000         1,512,300
                                                                    -----------
                                                                      3,151,165
                                                                    -----------
SWEDEN -- 6.4%
    Assa Abloy                                         99,821         1,183,715
    Ericsson (LM) Telephone ADR                        32,600           870,746
    Nordea Bank                                       177,000         1,205,157
    Volvo                                              28,400         1,017,735
                                                                    -----------
                                                                      4,277,353
                                                                    -----------
SWITZERLAND -- 6.9%
    Credit Suisse Group                                30,400           975,433
    Nestle                                              4,450         1,137,414
    Novartis                                           28,000         1,252,980
    Roche Holding                                      13,100         1,295,306
                                                                    -----------
                                                                      4,661,133
                                                                    -----------
UNITED KINGDOM -- 22.5%
    Anglo American                                     48,000         1,019,496
    Aviva                                             125,247         1,275,430
    Barclays                                          126,600         1,058,992
    BP                                                 22,000         1,239,920
    Gallaher Group                                    111,600         1,328,236
    Geest                                             116,211         1,143,262
    GlaxoSmithKline                                    53,992         1,096,690
    HSBC Holdings (HKD)                                92,715         1,366,978
    Lastminute.com*                                   191,500           456,185
    Rio Tinto                                          49,600         1,292,496
    Scottish & Southern Energy                         90,000         1,175,901
    Tesco                                             299,678         1,386,896
    Vodafone Group                                    590,805         1,281,161
                                                                    -----------
                                                                     15,121,643
                                                                    -----------

    TOTAL FOREIGN COMMON STOCK
        (Cost $55,631,552)                                           62,264,674
                                                                    -----------
--------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANY -- 3.8%
--------------------------------------------------------------------------------
    iShares MSCI Japan Index Fund*                    256,700         2,525,928
                                                                    -----------

    TOTAL REGULATED INVESTMENT COMPANY
        (Cost $2,292,941)                                             2,525,928
                                                                    -----------

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.5%
--------------------------------------------------------------------------------
                                                   FACE AMOUNT         VALUE
                                                 -------------      -----------
    Morgan Stanley Dean Witter, 1.000%,
        dated 07/30/04, to be repurchased
        on 08/02/04, repurchase price
        $2,317,205 (collateralized by U.S.
        Treasury Bond, with a total market
        value $2,363,370)                         $ 2,317,012       $ 2,317,012
                                                                    -----------

      Total Repurchase Agreement
          (Cost $2,317,012)                                           2,317,012
                                                                    -----------

    TOTAL INVESTMENTS -- 100.1%
        (Cost $60,241,505)+                                          67,107,614
                                                                    -----------

    OTHER ASSETS AND LIABILITIES, NET -- (0.1)%                         (51,369)
                                                                    -----------

    TOTAL NET ASSETS -- 100.0%                                      $67,056,245
                                                                    ===========
       * NON-INCOME PRODUCING SECURITY
     ADR AMERICAN DEPOSITARY RECEIPT
     HKD HONG KONG DOLLAR
       + AT JULY 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $60,241,505, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $13,357,027 AND $6,490,918, RESPECTIVELY.


 FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
At July 31, 2004 sector diversification of the Portfolio was as follows:
                                                        % of
SECTOR DIVERSIFICATION                                NET ASSETS       VALUE
----------------------                                ----------       -----
FOREIGN COMMON STOCK
Banks                                                     7.4%      $ 4,934,166
Automotive                                                6.6         4,392,590
Financial Services                                        5.7         3,851,983
Drugs                                                     5.7         3,812,795
Telephones & Telecommunications                           5.2         3,464,601
Electrical Services                                       4.8         3,235,254
Insurance                                                 4.8         3,229,039
Petroleum & Fuel Products                                 4.6         3,068,472
Petroleum Exploration                                     4.4         2,945,019
Food, Beverage & Tobacco                                  4.4         2,921,835
Specialty Machinery                                       4.1         2,768,857
Communications Equipment                                  3.4         2,311,639
Consumer Products                                         3.1         2,054,098
Retail                                                    2.1         1,386,896
Paper & Paper Products                                    1.9         1,364,444
Metals & Mining                                           1.9         1,281,161
Petroleum Refining                                        1.8         1,239,920
Commercial Banks                                          1.8         1,205,157
Office Furniture & Fixtures                               1.7         1,148,715
Wholesale                                                 1.7         1,143,262
Building & Construction                                   1.6         1,096,690
Railroads                                                 1.6         1,089,229
Computers & Services                                      1.6         1,058,992
Miscellaneous Business Services                           1.6         1,058,145
Securities Brokerage/Dealers                              1.5         1,019,496
Machinery                                                 1.5           996,236
Wholesalers                                               1.5           963,711
Transportation Services                                   1.4           972,493
Semi Conductors                                           1.3           855,592
Professional Services                                     1.2           814,473
Printing & Publishing                                     0.9           579,714
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCK                               92.8        62,264,674
REGULATED INVESTMENT COMPANY                              3.8         2,525,928
REPURCHASE AGREEMENT                                      3.5         2,317,012
--------------------------------------------------------------------------------
TOTAL INVESTMENTS                                       100.1        67,107,614
OTHER ASSETS AND LIABILITIES, NET                        (0.1)          (51,369)
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                        100.0%      $67,056,245
--------------------------------------------------------------------------------



TSW-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President

Date 09/20/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      ------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.